Cover	Apr. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2025
Entity File Number	001-38739
Entity Registrant Name	TOUGHBUILT INDUSTRIES, INC.
Entity Central Index Key	0001668370
Entity Tax Identification Number	46-0820877
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8669 Research Drive
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	528-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false